Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000011209 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[1]
C000011209 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	38.30%	[1]
C000011209 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[1]
C000011209 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000011211 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[2]
C000011211 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	38.30%	[2]
C000011211 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[2]
C000011211 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000160060 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[3]
C000160060 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	38.30%	[3]
C000160060 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[3]
C000160060 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000011212 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[4]
C000011212 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	38.30%	[4]
C000011212 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[4]
C000011212 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]

[1]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.